Basis of preparation (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Hyperinflationary Reporting [Abstract]
Schedule of the price index identification and movement
The price index identification and movement are indicated as below:

	Argentina	Turkey
Price index identity	Consumer price index (Basis points)	Consumer price index (Basis points)
Price index level at 1 Jan 2022	605.0	763.2
Price index level at 30 June 2022	798.3	977.9
Change in index	193.3	214.7